Deposits (Maturities of Time Deposits) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Domestic [Member]
Maturities of Time Deposits
Due in one year or less	¥ 35,704,148
Due after one year through two years	6,427,398
Due after two years through three years	3,051,730
Due after three years through four years	676,089
Due after four years through five years	814,135
Due after five years	110,927
Total	46,784,427
Foreign [Member]
Maturities of Time Deposits
Due in one year or less	13,812,257
Due after one year through two years	247,805
Due after two years through three years	135,808
Due after three years through four years	32,901
Due after four years through five years	35,665
Due after five years	27,508
Total	¥ 14,291,944